Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of commitments relating to vessels under construction

As of December 31,
2022
Not later than one year	123,855
Later than one year and not later than three years	576,727
Total	700,582

Schedule of future gross minimum lease payments in relation to non-cancellable time charter agreements

As of December 31,
2022
Not later than one year	656,072
Later than one year and not later than two years	477,474
Later than two years and not later than three years	379,389
Later than three years and not later than four years	287,113
Later than four years and not later than five years	214,922
Later than five years	210,599
Total	2,225,569